PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.8% of Net Assets
	ABS Car Loan – 8.5%
$845,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$855,806
90,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	91,277
135,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	135,692
240,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	242,239
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	520,363
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	490,579
625,924	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	631,472
385,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	387,284
110,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	110,396
265,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	266,865
125,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	125,884
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	215,751
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	101,602
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	150,146
5,095	Bank of The West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	5,099
356,750	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	361,046
505,127	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	510,974
87,314	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	87,488
510,000	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	516,903
485,000	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	487,936
77,221	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A	77,298
220,000	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	219,563
145,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	145,963
595,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	606,408
435,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	443,168

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	$604,865
315,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	318,754
265,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	265,528
111,038	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	111,425
405,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	405,674
199,112	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	200,791
270,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	273,613
104,484	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	105,028
74,165	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140%, 1/16/2024, 144A	74,445
320,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	332,951
30,000	DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025, 144A	29,999
300,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	300,772
165,855	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	166,657
28,598	Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.130%, 8/15/2023, 144A	28,626
440,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	453,648
275,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class B, 0.500%, 2/18/2025	275,147
330,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	330,154
120,783	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	121,637
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	807,074
342,262	Flagship Credit Auto Trust, Series 2020-1, Class A, 1.900%, 8/15/2024, 144A(a)	345,531
915,000	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	934,022
290,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	290,391
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	641,893
175,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	176,331
785,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024(a)	788,817
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033, 144A	573,959
635,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024	646,663

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$3,746	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A	$3,750
260,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	265,320
108,568	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024, 144A	109,578
300,000	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	302,393
265,000	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	266,230
105,109	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	105,917
340,000	GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025, 144A	340,036
140,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	140,750
328,327	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	332,116
145,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	147,056
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	180,855
187,145	Honda Auto Receivables Owner Trust, Series 2020-2, Class A2, 0.740%, 11/15/2022	187,455
455,000	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	457,932
391,279	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	395,132
170,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	172,444
290,000	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	291,541
310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	313,101
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	880,828
377,580	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A(a)	378,692
695,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	700,803
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	220,535
300,000	Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8/15/2024, 144A	300,536
71,857	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	72,065
370,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	375,097
137,527	Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.030%, 2/15/2024	138,234
175,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.670%, 4/15/2024	175,291
520,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024	523,045

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$615,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	$620,367
170,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	170,986
460,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	460,741
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	448,734
200,000	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	203,066
683,111	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A(a)	685,897
225,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class B, 2.410%, 10/15/2024, 144A	226,733
457,186	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A(a)	458,564
400,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	407,394
590,000	Westlake Automobile Receivables Trust, Series 2021-1A, Class B, 0.640%, 3/16/2026, 144A	590,627
270,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	269,944
13,769	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	13,815
635,000	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	638,771
310,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	310,714

		30,674,682

	ABS Credit Card – 0.6%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	631,740
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	942,221
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	598,691

		2,172,652

	ABS Home Equity – 0.1%
124,469	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	127,327
29,955	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	30,020
2,711	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	2,708
24,625	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	24,755

		184,810

	ABS Other – 1.5%
269,355	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/16/2032, 144A	270,737

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$135,708	CNH Equipment Trust, Series 2020-A, Class A2, 1.080%, 7/17/2023	$135,938
250,000	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	252,743
103,545	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	107,868
795,000	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	795,946
255,000	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	259,925
174,289	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	167,422
134,354	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	136,652
394,448	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	395,689
254,242	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	251,442
31,110	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	31,472
187,050	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	187,795
2,180,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023(a)	2,203,980
113,929	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	114,680

		5,312,289

	ABS Student Loan – 0.2%
24,872	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	24,983
164,021	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	173,722
107,380	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	107,920
152,673	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	153,689
27,159	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 0.976%, 7/25/2025(c)	27,179
46,601	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	47,130
85,414	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	86,906

		621,529

	ABS Whole Business – 0.1%
520,288	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	534,321

	Aerospace & Defense – 0.2%
630,000	Boeing Co. (The), 2.196%, 2/04/2026	636,022

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Aerospace & Defense – continued
$29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	$30,774

		666,796

	Agency Commercial Mortgage-Backed Securities – 0.7%
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)(b)	531,563
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	745,146
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027(a)	1,258,035
76,555	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	77,397

		2,612,141

	Automotive – 2.3%
1,440,000	American Honda Finance Corp., MTN, 0.875%, 7/07/2023	1,452,973
145,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	155,309
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	290,578
160,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	167,288
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	382,343
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	315,545
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	224,620
1,045,000	Hyundai Capital America, 1.800%, 1/10/2028, 144A	1,035,650
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	200,158
95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	97,173
240,000	Kia Corp., 1.000%, 4/16/2024, 144A	241,217
275,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	286,270
105,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	105,870
160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	164,126
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	978,461
250,000	Toyota Motor Credit Corp., MTN, 1.150%, 5/26/2022	252,144
295,000	Toyota Motor Credit Corp., MTN, 1.800%, 10/07/2021	296,274
480,000	Toyota Motor Credit Corp., MTN, 1.900%, 4/06/2028	489,065
555,000	Volkswagen Group of America Finance LLC, 1.250%, 11/24/2025, 144A	551,724

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	$296,755
290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	313,420

		8,296,963

	Banking – 17.4%
1,165,000	Ally Financial, Inc., 3.050%, 6/05/2023	1,215,726
495,000	American Express Co., 3.700%, 8/03/2023	527,131
1,145,000	ANZ New Zealand International Ltd., 1.250%, 6/22/2026, 144A	1,139,776
625,000	ANZ New Zealand International Ltd., 1.900%, 2/13/2023, 144A	640,415
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,218,898
800,000	Banco Bilbao Vizcaya Argentaria S.A., 0.875%, 9/18/2023	802,766
400,000	Banco Santander S.A., 2.958%, 3/25/2031	412,148
600,000	Bank of America Corp., (fixed rate to 4/22/2031, variable rate thereafter), 2.687%, 4/22/2032	617,277
1,200,000	Bank of America Corp., MTN, (fixed rate to 6/14/2028, variable rate thereafter), 2.087%, 6/14/2029	1,209,710
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	426,812
175,000	Bank of Montreal, MTN, 1.850%, 5/01/2025	180,512
725,000	Bank of Montreal, MTN, 2.050%, 11/01/2022	741,838
655,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	672,592
1,235,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	1,277,019
885,000	Bank of Nova Scotia (The), 0.550%, 9/15/2023	886,862
870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	889,670
1,260,000	Bank of Nova Scotia (The), 2.150%, 8/01/2031	1,255,237
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	208,943
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	471,835
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	516,803
795,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	847,618
215,000	BNP Paribas S.A., (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	212,395
905,000	BNP Paribas S.A., (fixed rate to 4/19/2031, variable rate thereafter), 2.871%, 4/19/2032, 144A	929,408

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$675,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A	$695,660
940,000	Citigroup, Inc., (fixed rate to 11/04/2021, variable rate thereafter), 2.312%, 11/04/2022	945,900
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	545,798
230,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	230,547
225,000	Comerica, Inc., 3.700%, 7/31/2023	239,146
660,000	Cooperatieve Rabobank U.A., 2.750%, 1/10/2023	684,400
980,000	Cooperatieve Rabobank U.A., (fixed rate to 2/24/2026, variable rate thereafter), 1.106%, 2/24/2027, 144A	966,156
750,000	Credit Agricole S.A., (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	764,656
405,000	Credit Suisse AG, 2.100%, 11/12/2021	407,771
725,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	746,932
525,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	537,553
940,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	1,000,293
250,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	253,677
395,000	Deutsche Bank AG, (fixed rate to 11/26/2024, variable rate thereafter), 3.961%, 11/26/2025	427,031
190,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	193,201
205,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	210,350
1,055,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	1,046,832
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	524,092
510,000	Goldman Sachs Group, Inc. (The), (fixed rate to 12/09/2025, variable rate thereafter), 1.093%, 12/09/2026	502,081
480,000	Goldman Sachs Group, Inc. (The), (fixed rate to 3/09/2026, variable rate thereafter), 1.431%, 3/09/2027	478,647
445,000	Goldman Sachs Group, Inc. (The), (fixed rate to 4/22/2031, variable rate thereafter), 2.615%, 4/22/2032	454,597
915,000	HSBC Holdings PLC, (fixed rate to 5/24/2031, variable rate thereafter), 2.804%, 5/24/2032	939,018
520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	578,699
220,000	ING Groep NV, (fixed rate to 4/01/2031, variable rate thereafter), 2.727%, 4/01/2032	226,253
865,000	JPMorgan Chase & Co., (fixed rate to 11/19/2025, variable rate thereafter), 1.045%, 11/19/2026	854,051
535,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023	546,612

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$480,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	$482,487
510,000	JPMorgan Chase & Co., (fixed rate to 6/01/2023, variable rate thereafter), 1.514%, 6/01/2024	520,055
1,070,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	1,078,411
1,520,000	JPMorgan Chase & Co., (fixed rate to 6/23/2024, variable rate thereafter), 0.969%, 6/23/2025	1,521,796
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	530,686
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	406,264
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,222,458
65,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	67,825
365,000	Macquarie Group Ltd., (fixed rate to 1/12/2026, variable rate thereafter), 1.340%, 1/12/2027, 144A	361,935
895,000	Macquarie Group Ltd., (fixed rate to 6/23/2031, variable rate thereafter), 2.691%, 6/23/2032, 144A	897,340
1,780,000	Morgan Stanley, (fixed rate to 5/30/2024, variable rate thereafter), 0.790%, 5/30/2025	1,773,718
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	940,091
625,000	National Bank of Canada, 2.150%, 10/07/2022, 144A	638,820
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	651,086
345,000	Natwest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	344,957
570,000	NatWest Markets PLC, 0.800%, 8/12/2024, 144A	567,388
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,060,824
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	228,344
825,000	Royal Bank of Canada, 1.200%, 4/27/2026	824,432
690,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	741,491
245,000	Societe Generale S.A., 1.375%, 7/08/2025, 144A	246,219
1,255,000	Societe Generale S.A., (fixed rate to 6/09/2026, variable rate thereafter), 1.792%, 6/09/2027, 144A	1,251,949
820,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	860,620
530,000	Standard Chartered PLC, (fixed rate to 5/21/2024, variable rate thereafter), 3.785%, 5/21/2025, 144A	569,740
1,135,000	Standard Chartered PLC, (fixed rate to 6/29/2031, variable rate thereafter), 2.678%, 6/29/2032, 144A	1,138,814
245,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026	261,586
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	311,121

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$545,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	$576,134
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	241,005
1,040,000	Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/2024, 144A	1,041,589
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	557,971
1,400,000	Swedbank AB, 1.300%, 6/02/2023, 144A	1,421,560
75,000	Synchrony Financial, 4.250%, 8/15/2024	81,955
675,000	Toronto-Dominion Bank (The), 0.750%, 9/11/2025	668,596
430,000	Toronto-Dominion Bank (The), MTN, 1.200%, 6/03/2026	430,541
700,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	715,960
375,000	Truist Financial Corp., (fixed rate to 3/02/2026, variable rate thereafter), MTN, 1.267%, 3/02/2027	374,579
770,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	789,097
515,000	Truist Financial Corp., MTN, (fixed rate to 6/07/2028, variable rate thereafter), 1.887%, 6/07/2029	516,560
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	680,997
375,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	373,598
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	593,099
340,000	Wells Fargo & Co., (fixed rate to 4/30/2025, variable rate thereafter), 2.188%, 4/30/2026	352,986
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,037,761
680,000	Westpac Banking Corp., 2.150%, 6/03/2031	687,425
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	197,700

		63,140,914

	Brokerage – 1.1%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	423,223
890,000	Blue Owl Finance LLC, 3.125%, 6/10/2031, 144A	883,285
515,000	Charles Schwab Corp. (The), 2.000%, 3/20/2028	528,297
465,000	Intercontinental Exchange, Inc., 2.100%, 6/15/2030	462,345
1,300,000	National Securities Clearing Corp., 1.200%, 4/23/2023, 144A(a)	1,320,371
425,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	446,889

		4,064,410

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Building Materials – 0.2%
$895,000	Eagle Materials, Inc., 2.500%, 7/01/2031	$886,669

	Cable Satellite – 0.3%
960,000	Cox Communications, Inc., 2.600%, 6/15/2031, 144A	974,393

	Chemicals – 0.4%
360,000	Cabot Corp., 4.000%, 7/01/2029	389,445
140,000	Huntsman International LLC, 2.950%, 6/15/2031	141,999
960,000	Nutrien Ltd., 1.900%, 5/13/2023	983,393

		1,514,837

	Collateralized Mortgage Obligations – 1.5%
404,260	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.770%, 2/20/2060(c)	406,153
236,984	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 0.640%, 3/20/2060(c)	238,269
135,462	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.610%, 7/20/2064(c)	136,369
105,385	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.607%, 7/20/2064(c)	106,177
752	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(d)(e)	754
272,695	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	280,027
411,133	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.027%, 2/20/2066(a)(c)	419,092
5,615	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.707%, 4/20/2066(a)(c)(d)(e)	5,560
1,272,493	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)(b)	1,379,252
311,366	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 0.557%, 12/20/2068(c)	311,713
1,060,824	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.507%, 10/20/2068(a)(c)	1,063,056
979,833	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 0.507%, 5/20/2069(a)(c)	979,176

		5,325,598

	Construction Machinery – 0.8%
1,435,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	1,443,134
275,000	Caterpillar Financial Services Corp., MTN, 0.950%, 5/13/2022	276,911
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	301,631
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	307,533

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Construction Machinery – continued
$745,000	John Deere Capital Corp., MTN, 2.000%, 6/17/2031	$753,039

		3,082,248

	Consumer Cyclical Services – 0.4%
1,255,000	eBay, Inc., 1.400%, 5/10/2026	1,259,249
165,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	191,937

		1,451,186

	Consumer Products – 0.1%
420,000	Hasbro, Inc., 3.550%, 11/19/2026	460,369

	Diversified Manufacturing – 0.2%
135,000	Amphenol Corp., 2.050%, 3/01/2025	140,387
225,000	Kennametal, Inc., 4.625%, 6/15/2028	254,226
135,000	Timken Co. (The), 4.500%, 12/15/2028	150,817
275,000	WW Grainger, Inc., 1.850%, 2/15/2025	284,695

		830,125

	Electric – 3.7%
735,000	AES Corp. (The), 1.375%, 1/15/2026, 144A	727,789
435,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	464,188
360,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	409,680
465,000	Ameren Corp., 1.750%, 3/15/2028	460,139
185,000	Baltimore Gas & Electric Co., 2.250%, 6/15/2031	186,759
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	128,126
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	238,515
270,000	DTE Energy Co., 2.250%, 11/01/2022	276,049
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,184,814
570,000	Duke Energy Corp., 0.900%, 9/15/2025	563,280
605,000	Entergy Corp., 0.900%, 9/15/2025	596,918
355,000	Entergy Corp., 2.400%, 6/15/2031	354,365
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	119,093

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	$196,797
900,000	NextEra Energy Capital Holdings, Inc., 0.650%, 3/01/2023	903,673
435,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	436,575
900,000	Pacific Gas & Electric Co., 3-month LIBOR + 1.375%, 1.531%, 11/15/2021(c)	901,844
510,000	Pacific Gas & Electric Co., 3.000%, 6/15/2028	512,294
370,000	PSEG Power LLC, 3.850%, 6/01/2023	392,747
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	249,168
575,000	Southern California Edison Co., Seies G, 2.500%, 6/01/2031	575,671
370,000	Southern Co. (The), (fixed rate to 6/15/2026, variable rate thereafter), 3.750%, 9/15/2051	372,368
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	725,916
260,000	Southwestern Electric Power Co., 1.650%, 3/15/2026	263,124
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	633,522
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,539,154

		13,412,568

	Finance Companies – 1.8%
735,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	771,478
890,000	Air Lease Corp., 1.875%, 8/15/2026	890,688
555,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	557,744
705,000	Ares Capital Corp., 3.250%, 7/15/2025	741,546
50,000	Ares Capital Corp., 4.250%, 3/01/2025	53,900
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	319,553
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	241,317
285,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	281,993
47,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	48,086
535,000	Avolon Holdings Funding Ltd., 4.250%, 4/15/2026, 144A	579,767
290,000	FS KKR Capital Corp., 3.400%, 1/15/2026	299,865
210,000	FS KKR Capital Corp., 4.125%, 2/01/2025	223,116

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – continued
$425,000	GE Capital Funding LLC, 4.050%, 5/15/2027	$481,009
150,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	157,545
575,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	599,282
315,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	340,309

		6,587,198

	Financial Other – 0.3%
470,000	LeasePlan Corp NV, 2.875%, 10/24/2024, 144A	493,602
410,000	Mitsubishi HC Capital, Inc., 2.652%, 9/19/2022, 144A	419,287
185,000	ORIX Corp., 3.250%, 12/04/2024	199,441

		1,112,330

	Food & Beverage – 1.7%
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	130,892
680,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	687,460
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	571,073
625,000	Coca-Cola Co. (The), 2.250%, 1/05/2032	639,871
1,060,000	Coca-Cola Europacific Partners PLC, 0.800%, 5/03/2024, 144A	1,056,791
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,123,447
185,000	Mondelez International, Inc., 2.750%, 4/13/2030	194,868
1,065,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	1,021,316
890,000	Viterra Finance BV, 2.000%, 4/21/2026, 144A	891,208

		6,316,926

	Government Owned - No Guarantee – 0.7%
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	352,754
325,000	DAE Funding LLC, 1.550%, 8/01/2024, 144A	324,340
1,030,000	NBN Co. Ltd., 2.625%, 5/05/2031, 144A	1,055,060
825,000	Qatar Petroleum, 2.250%, 7/12/2031, 144A	816,230

		2,548,384

	Health Insurance – 0.3%
370,000	Centene Corp., 2.500%, 3/01/2031	364,912

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Health Insurance – continued
$745,000	UnitedHealth Group, Inc., 2.300%, 5/15/2031	$762,944

		1,127,856

	Healthcare – 0.8%
227,000	Cigna Corp., 3.750%, 7/15/2023	241,737
237,000	CVS Health Corp., 4.300%, 3/25/2028	272,291
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	532,090
1,245,000	Fresenius Medical Care U.S. Finance III, Inc., 3.000%, 12/01/2031, 144A	1,270,018
635,000	Laboratory Corp. of America Holdings, 1.550%, 6/01/2026	637,625

		2,953,761

	Hybrid ARMs – 0.0%
31,372	FHLMC, 1-year CMT + 2.225%, 2.462%, 1/01/2035(c)	33,332
52,644	FHLMC, 1-year CMT + 2.500%, 2.667%, 5/01/2036(c)	56,289

		89,621

	Independent Energy – 0.5%
200,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	215,817
210,000	Diamondback Energy, Inc., 0.900%, 3/24/2023	210,045
470,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	529,194
300,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	303,041
530,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	530,506

		1,788,603

	Industrial Other – 0.1%
455,000	CK Hutchison International Ltd., 1.500%, 4/15/2026, 144A	457,383

	Integrated Energy – 0.2%
660,000	Suncor Energy, Inc., 2.800%, 5/15/2023	686,414

	Life Insurance – 4.7%
1,385,000	AIG Global Funding, 0.800%, 7/07/2023, 144A	1,394,372
535,000	AIG Global Funding, 0.900%, 9/22/2025, 144A	528,134
350,000	Athene Global Funding, 1.200%, 10/13/2023, 144A	353,937
940,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	940,104

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – continued
$875,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	$896,843
235,000	Brighthouse Financial Global Funding, 1.000%, 4/12/2024, 144A	235,453
1,285,000	Equitable Financial Life Global Funding, 1.800%, 3/08/2028, 144A	1,278,324
840,000	F&G Global Funding, 1.750%, 6/30/2026, 144A	843,456
825,000	GA Global Funding Trust, 1.000%, 4/08/2024, 144A	826,841
665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	658,051
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,374,414
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	170,209
1,400,000	MassMutual Global Funding II, 0.850%, 6/09/2023, 144A	1,414,328
795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	802,826
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	699,370
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A(a)	1,135,884
1,360,000	Protective Life Global Funding, 1.082%, 6/09/2023, 144A	1,376,115
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	689,105
565,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	604,317
755,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	756,242

		16,978,325

	Lodging – 0.1%
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	375,354

	Metals & Mining – 0.2%
425,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	429,707
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	167,097

		596,804

	Midstream – 0.1%
25,000	Energy Transfer LP, 4.250%, 3/15/2023	26,230
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	447,427

		473,657

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – 1.0%
$1,395	FHLMC, 3.000%, 10/01/2026	$1,469
97	FHLMC, 6.500%, 1/01/2024	109
30	FHLMC, 8.000%, 7/01/2025	33
18,440	GNMA, 3.630%, 2/20/2063(a)(b)	18,695
28,197	GNMA, 3.667%, 2/20/2063(b)	28,478
14,921	GNMA, 3.890%, with various maturities from 2062 to 2063(b)(f)	15,170
13,071	GNMA, 4.015%, 4/20/2063(a)(b)	13,840
6,599	GNMA, 4.035%, 5/20/2062(b)	7,024
9,496	GNMA, 4.319%, 11/20/2064(b)	10,054
54,787	GNMA, 4.362%, 6/20/2066(b)	60,434
88,973	GNMA, 4.419%, 9/20/2066(b)	97,827
212,452	GNMA, 4.443%, 10/20/2066(b)	236,779
61,087	GNMA, 4.449%, 11/20/2066(b)	67,069
87,462	GNMA, 4.507%, 11/20/2066(b)	97,466
85,711	GNMA, 4.516%, 10/20/2066(b)	95,475
80,306	GNMA, 4.517%, 10/20/2066(b)	89,244
47,238	GNMA, 4.526%, 8/20/2066(b)	52,486
457,569	GNMA, 4.537%, 7/20/2067(a)(b)	517,630
159,967	GNMA, 4.547%, 9/20/2066(b)	178,316
795,501	GNMA, 4.571%, 1/20/2067(a)(b)	891,488
852,851	GNMA, 4.583%, 4/20/2067(a)(b)	957,753
2,102	GNMA, 4.630%, 7/20/2062(b)	2,186
267,492	GNMA, 4.700%, with various maturities from 2061 to 2064(a)(b)(f)	284,255
328	GNMA, 6.500%, 12/15/2023	366

		3,723,646

	Non-Agency Commercial Mortgage-Backed Securities – 4.2%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	247,577

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	$284,154
481,551	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	488,029
660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.213%, 10/15/2037, 144A(c)	666,171
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	301,508
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	541,344
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	389,991
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,075,259
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	587,087
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	533,742
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	277,119
25,020	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	25,018
5,640	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	5,610
107,175	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	111,266
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	302,129
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	300,118
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	571,525
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	689,515
72,834	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	77,011
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	499,761
605,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	617,252
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	459,128
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	353,216
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	262,223
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	162,939
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	323,230
60,971	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	63,227

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052(a)	$632,859
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.217%, 7/15/2046(b)	253,215
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	138,987
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	581,297
224,300	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	224,393
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	584,844
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	219,486
1,212,139	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,221,304
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	492,516
127,432	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	127,749
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	351,011
200,184	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	208,498

		15,251,308

	Oil Field Services – 0.2%
850,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	878,114

	Packaging – 0.3%
575,000	Amcor Flexibles North America, Inc., 2.690%, 5/25/2031	586,451
580,000	Berry Global, Inc., 1.570%, 1/15/2026, 144A	580,174

		1,166,625

	Paper – 0.2%
600,000	Suzano Austria GmbH, 3.125%, 1/15/2032	594,222

	Pharmaceuticals – 0.7%
335,000	AbbVie, Inc., 2.600%, 11/21/2024	353,240
1,240,000	Astrazeneca Finance LLC, 1.200%, 5/28/2026	1,235,771
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	250,388
525,000	Pfizer, Inc., 3.200%, 9/15/2023	554,823

		2,394,222

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Property & Casualty Insurance – 0.2%
$645,000	American Financial Group, Inc., 3.500%, 8/15/2026	$700,423
180,000	Assurant, Inc., 4.200%, 9/27/2023	193,012

		893,435

	Railroads – 0.1%
215,000	Union Pacific Corp., 3.646%, 2/15/2024	230,477

	REITs - Health Care – 0.1%
255,000	Healthpeak Properties, Inc., 3.000%, 1/15/2030	270,192
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	256,650

		526,842

	REITs - Office Property – 0.3%
675,000	Office Properties Income Trust, 4.500%, 2/01/2025	732,962
195,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	197,928

		930,890

	REITs - Regional Malls – 0.1%
310,000	Simon Property Group LP, 1.750%, 2/01/2028	308,342

	REITs - Storage – 0.1%
530,000	Public Storage, 2.300%, 5/01/2031	540,641

	Restaurants – 0.5%
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,296,446
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	440,623

		1,737,069

	Retailers – 0.7%
625,000	Amazon.com, Inc., 2.100%, 5/12/2031	635,509
345,000	AutoNation, Inc., 3.500%, 11/15/2024	371,391
290,000	AutoNation, Inc., 4.500%, 10/01/2025	321,225
310,000	Lowe’s Cos., Inc., 2.625%, 4/01/2031	320,315
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	855,324

		2,503,764

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – 2.8%
$420,000	Avnet, Inc., 3.000%, 5/15/2031	$418,471
220,000	Broadridge Financial Solutions, Inc., 2.600%, 5/01/2031	224,013
110,000	DXC Technology Co., 4.125%, 4/15/2025	120,895
325,000	Flex Ltd., 4.875%, 6/15/2029	374,856
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	458,599
485,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	539,213
890,000	HP, Inc., 1.450%, 6/17/2026, 144A	883,397
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	318,554
530,000	International Business Machines Corp., 2.850%, 5/13/2022	542,170
175,000	Marvell Technology, Inc., 4.200%, 6/22/2023, 144A	186,044
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024, 144A	284,860
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023	479,099
755,000	Micron Technology, Inc., 2.497%, 4/24/2023	780,383
1,265,000	NVIDIA Corp., 2.000%, 6/15/2031	1,266,349
1,250,000	Oracle Corp., 2.875%, 3/25/2031	1,300,098
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	576,171
925,000	PayPal Holdings, Inc., 1.350%, 6/01/2023	941,382
265,000	Western Union Co. (The), 1.350%, 3/15/2026	263,187
165,000	Western Union Co. (The), 4.250%, 6/09/2023	176,322

		10,134,063

	Tobacco – 0.6%
1,015,000	Altria Group, Inc., 2.450%, 2/04/2032	981,588
1,025,000	BAT Capital Corp., 4.700%, 4/02/2027	1,158,253

		2,139,841

	Transportation Services – 0.7%
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	484,078
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	192,727
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	741,338

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Transportation Services – continued
$255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	$270,112
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	295,369
370,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	417,584

		2,401,208

	Treasuries – 33.8%
2,675,000	U.S. Treasury Note, 0.125%, 1/15/2024	2,658,804
10,860,000	U.S. Treasury Note, 0.250%, 8/31/2025	10,641,952
7,395,000	U.S. Treasury Note, 0.250%, 9/30/2025	7,239,300
24,385,000	U.S. Treasury Note, 0.250%, 10/31/2025	23,841,100
7,010,000	U.S. Treasury Note, 0.375%, 11/30/2025	6,883,765
23,985,000	U.S. Treasury Note, 0.375%, 12/31/2025	23,530,597
14,355,000	U.S. Treasury Note, 0.500%, 3/31/2025	14,283,786
3,895,000	U.S. Treasury Note, 0.625%, 8/15/2030	3,628,740
3,580,000	U.S. Treasury Note, 0.750%, 3/31/2026	3,563,918
4,705,000	U.S. Treasury Note, 0.750%, 5/31/2026	4,678,167
5,645,000	U.S. Treasury Note, 0.875%, 11/15/2030	5,368,042
11,185,000	U.S. Treasury Note, 1.125%, 2/15/2031(a)	10,858,188
5,405,000	U.S. Treasury Note, 1.625%, 5/15/2031	5,487,764

		122,664,123

	Wireless – 0.1%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	210,594

	Wirelines – 0.3%
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	223,217
710,000	Verizon Communications, Inc., 2.100%, 3/22/2028	724,850

		948,067

	Total Bonds and Notes (Identified Cost $354,864,962)	358,489,609

Principal Amount	Description	Value (†)
Short-Term Investments – 1.7%
$6,219,941	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $6,219,941 on 7/01/2021 collateralized by $6,340,400 U.S. Treasury Note, 1.250% due 6/30/2028 valued at $6,344,363 including accrued interest(g) (Identified Cost $6,219,941)	$6,219,941

	Total Investments – 100.5% (Identified Cost $361,084,903)	364,709,550
	Other assets less liabilities – (0.5)%	(1,768,760)

	Net Assets – 100.0%	$362,940,790

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.

(c)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.

(e)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $6,314 or less than 0.1% of net assets.
(f)

The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $94,877,107 or 26.1% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2021	174	$21,551,994	$21,476,766	$(75,228)

At June 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2021	20	$2,900,801	$2,944,063	$(43,262)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$5,319,284	$6,314	(a)	$5,325,598
All Other Bonds and Notes*	—	353,164,011	—		353,164,011

Total Bonds and Notes	—	358,483,295	6,314		358,489,609

Short-Term Investments	—	6,219,941	—		6,219,941

Total	$—	$364,703,236	$6,314		$364,709,550

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(118,490)	$—	$—	$(118,490)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or June 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
ABS Home Equity	$3,643	$—	$—	$—	$—	$—	$—	$(3,643)	$—	$—
Collateralized Mortgage Obligations	4,042	—	17	(128)	—	(88,885)	91,268	—	6,314	(162)

Total	$7,685	$—	$17	$(128)	$—	$(88,885)	$91,268	$(3,643)	$6,314	$(162)

A debt security valued at $3,643 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $91,268 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At September 30, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. The Fund may use futures contracts to gain investment exposure. During the period ended June 30, 2021 the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2021:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(118,490)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$166,143	$166,143

Industry Summary at June 30, 2021 (Unaudited)

Treasuries	33.8%
Banking	17.4
ABS Car Loan	8.5
Life Insurance	4.7
Non-Agency Commercial Mortgage-Backed Securities	4.2
Electric	3.7
Technology	2.8
Automotive	2.3
Other Investments, less than 2% each	21.4
Short-Term Investments	1.7

Total Investments	100.5
Other assets less liabilities (including futures contracts)	(0.5)

Net Assets	100.0%